SIGNIFICANT ACCOUNTING POLICIES (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	11 Months Ended	12 Months Ended
	Dec. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted net earnings (loss) per share -
From continuing operations		$ (9,577)	$ (20,922)	$ (1,851)
From discontinued operations	(8,320)	(8,320)	(2,270)	(3,999)
Net income (loss) available to holders of Ordinary shares		$ (17,897)	$ (23,192)	$ (5,850)
Denominator for basic net earnings (loss) per share -
Weighted average number of shares		41,960,925	41,410,409	40,929,056
Add-employee stock options and convertible subordinated notes
Denominator for diluted net earnings (loss) per share -
Adjusted weighted average shares assuming exercise of options		41,960,925	41,410,409	40,929,056